2) Transactions with Affiliates*

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2019 through July 31, 2020.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	November 1, 2019		Additions		Reductions		July 31, 2020	Dividend	Realized	Change in Gross Unrealized	July 31, 2020
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Income	Gain/(Loss)	Appreciation/(Depreciation)	Value	Cost

Sprott Gold Equity Fund

Almaden Minerals Ltd. (a)	5,600,619	$ 4,649,357	-	$ -	(3,632,679)	$ (2,765,593)	1,967,940	$ -	$ (538,006)	$ 1,425,224	$ 1,381,062	$ 1,883,764
Argonaut Gold, Inc. (a)	2,837,000	12,710,613	-	-	(2,837,000)	(12,710,613)	-	-	(10,066,982)	8,079,568	-	-
ATAC Resources Ltd. (a)	9,784,891	31,231,835	-	-	(9,784,891)	(31,231,835)	-	-	(28,469,353)	28,487,340	-	-
ATAC Resources Ltd. (a)	-	-	702,000	1,365,270	(702,000)	(1,365,270)	-	-	(1,187,452)	1,258,673	-	-
Bear Creek Mining Corp.	7,413,200	28,761,181	-	-	-	-	7,413,200	-	-	3,973,317	17,931,814	28,761,181
Corvus Gold, Inc.	3,226,901	2,212,904	-	-	-	-	3,226,901	-	-	5,033,966	9,777,510	2,212,904
Corvus Gold, Inc.	18,979,330	18,089,666	-	-	(9,479,330)	(10,926,525)	9,500,000	-	-	14,588,561	28,653,552	7,163,141
Corvus Gold, Inc.	-	-	7,740,200	9,364,925	(230,400)	(252,620)	7,509,800	-	450,212	11,443,841	22,650,783	9,112,305
Corvus Gold, Inc.	-	-	1,739,130	1,561,600	-	-	1,739,130	-	-	2,670,674	5,245,500	1,561,600
East Asia Minerals Corp.	13,096,553	19,647,429	-	-	-	-	13,096,553	-	-	1,557,773	1,955,512	19,647,429
East Asia Minerals Corp.	194,440	3,148,570	-	-	-	-	194,440	-	-	23,128	29,033	3,148,570
East Asia Minerals Corp. Warrant	4,617,560	-	-	-	(4,617,560)	-	-	-	-	(83,088)	-	-
East Asia Minerals Corp. Warrant	3,321,250	-	-	-	-	-	3,321,250	-	-	(109,258)	4,215	-
East Asia Minerals Corp. Warrant	976,493	-	-	-	(976,493)	-	-	-	-	-	-	-
Falco Resources Ltd.	14,000,000	11,086,852	-	-	-	-	14,000,000	-	-	3,046,996	5,226,026	11,086,852
Falco Resources Ltd.	2,222,300	886,202	-	-	-	-	2,222,300	-	-	483,667	829,557	886,202
Gold Bullion International LLC	5,000,000	5,000,000	-	-	-	-	5,000,000	-	-	-	6,893,000	5,000,000
International Tower Hill Mines Ltd.	5,738,836	20,953,120	-	-	-	-	5,738,836	-	-	6,694,352	9,870,798	20,953,121
International Tower Hill Mines Ltd.	20,331,298	44,453,358	-	-	(1,666,667)	(8,833,502)	18,664,631	-	-	21,565,282	31,910,116	35,619,856
International Tower Hill Mines Ltd.	-	-	1,666,667	8,833,502	-	-	1,666,667	-	-	1,925,682	2,849,429	8,833,502
Jaguar Mining, Inc.	77,179,388	4,895,707	-	-	(77,179,388)	(4,895,707)	-	-	-		-	-
Jaguar Mining, Inc. (b)	64,330,707	8,127,887	77,179,388	4,895,707	(64,968,409)	(8,168,338)	76,541,686	-	3,859,870	31,839,562	37,143,675	4,855,256
Jaguar Mining, Inc.	-	-	3,770,909	1,220,000	-	-	3,770,909	-	-	1,371,837	1,829,923	1,220,000
MAG Silver Corp. (a)	2,985,600	32,677,574	74,100	986,951	(1,478,565)	(15,102,680)	1,581,135	-	3,633,404	11,383,082	26,705,370	18,561,845
MAG Silver Corp. (a)	1,432,665	15,000,003	-	-	-	-	1,432,665	-	-	10,064,221	24,204,867	15,000,003
Nickel Creek Platinum Ltd.	14,037,494	2,596,104	-	-	(1,658,293)	(51,762)	12,379,201	-	-	76,737	1,016,620	2,544,342
Nickel Creek Platinum Ltd.	-	-	1,658,293	51,762	-	-	1,658,293	-	-	10,280	136,185	51,762
Nickel Creek Platinum Ltd. Warrant	6,189,601	-	-	-	-	-	6,189,601	-	-	(104,366)	2,311	-
Nickel Creek Platinum Ltd. Warrant	1,658,293	-	-	-	-	-	1,658,293	-	-	(55,854)	49,150	-
NuLegacy Gold Corp.	28,556,090	6,158,205	-	-	(9,020,590)	(3,055,985)	19,535,500	-	-	784,835	1,823,090	3,102,220
NuLegacy Gold Corp.	-	-	9,020,590	3,055,985	-	-	9,020,590	-	-	362,401	841,819	3,055,985
NuLegacy Gold Corp.	9,296,395	523,937	-	-	-	-	9,296,395	-	-	348,777	867,557	523,937
NuLegacy Gold Corp. Warrant	4,648,198	-	-	-	-	-	4,648,198	-	-	(60,615)	98,902	-
Osisko Mining, Inc. (a)	7,704,239	21,382,914	1,315,000	3,606,044	(185,539)	(1,420,389)	8,833,700	-	-	8,633,451	28,094,787	23,568,569
Osisko Mining, Inc. (a)	-	-	159,000	408,305	-	-	159,000	-	-	97,381	505,685	408,305
Osisko Mining, Inc. (a)(b)	-	-	26,539	1,012,084	-	-	26,539	-	-	28,188	84,405	1,012,084
Osisko Mining, Inc. (a)(b)	-	-	1,865,000	5,017,136	-	-	1,865,000	-	-	587,680	5,604,816	5,017,136
Osisko Mining, Inc. Warrant (a)	-	-	932,500	-	-	-	932,500	-	-	332,914	332,914	-
Premier Gold Mines Ltd.	8,630,160	15,782,521	4,108,000	4,627,342	-	-	12,738,160	-	-	6,526,525	25,962,281	20,409,863
Rockhaven Resources Ltd. (a)	4,631,500	4,239,539	-	-	-	-	4,631,500	-	-	208,336	674,264	4,239,539
SEMAFO, Inc. (a)	10,563,000	42,034,223	-	-	(10,563,000)	(42,034,223)	-	-	(10,137,551)	7,704,473	-	-
Strategic Metals Ltd.	10,113,400	14,557,310	-	-	(226,900)	(381,364)	9,886,500	-	(303,791)	1,705,831	5,240,520	14,175,946
Tocqueville Bullion Reserve LP - Class G (c)	13,806	25,000,000	-	-	(6,187)	(11,204,265)	7,619	-	(1,204,265)	5,545,167	14,215,248	13,795,735
Torex Gold Resources, Inc. (a)	2,478,400	30,049,829	-	-	(596,500)	(6,143,276)	1,881,900	-	253,952	5,304,073	33,002,972	23,906,553
Torex Gold Resources, Inc. (a)	-	-	552,000	5,657,733	-	-	552,000	-	-	1,604,344	9,680,451	5,657,733
Trifecta Gold Ltd.	2,325,199	-	-	-	-	-	2,325,199	-	-	63,993	130,195	-
		$ 425,856,840		$ 51,664,346		$ (160,543,947)		$ -	$ (43,709,962)	$ 206,428,951	$ 363,455,914	$ 316,977,240
							-

* All affiliates listed are neither majority-owned subsidiaries or other controlled companies.
(a) Security is no longer an affiliated company at July 31, 2020.
(b) Private security restrictions lifted during period and combined with other non restricted securities.

(c) Tocqueville Bullion Reserve ("TBR") is a Delaware Limited Partnership created for the purpose of owning physical gold. The General Partner of TBR is TERA Management LLC ("Tera"), a Delaware Limited Liability Company, which is equally owned and managed by Tocqueville Partners II LLC ("TP2"), a Delaware

Limited Liability Company, and Eidesis Real Assets LLC ("Eidesis"), a Delaware Limited Liability Company. The sole Non-Managing Member is John Hathaway, co-portfolio manager of the Sprott Gold Equity Fund, who has a 49% participating percentage.